SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Computed expected benefits	$ 3,457	$ (71,949)	$ 35,120	$ (884,253)	$ (891,076)	$ (241,137)
Temporary differences	(30,951)	29,440	(87,797)	629,954	(50,911)	(15,205)
Permanent difference	1,444	6,640	1,691	131,595	56,227	3,732
Change in valuation allowance	28,259	51,654	68,879	145,900	911,627	268,680
Income tax expense	$ 2,209	$ (15,784)	$ 17,893	$ 23,196	$ 25,867	$ 16,070